JNL SERIES TRUST

1 Corporate Way, Lansing, Michigan 48951

(517) 381-5500

October 28, 2019

Securities and Exchange Commission

450 Fifth Street, NW

Judiciary Plaza

Washington, DC 20549

Re:	JNL Series Trust

File Nos. 33-87244 and 811-8894

Dear Sir/Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated October 14, 2019, filed pursuant to Rule 497(e), for the following:

JNL Multi-Manager Small Cap Growth Fund

JNL Multi-Manager Small Cap Value Fund

JNL/Causeway International Value Select Fund

JNL/DFA International Core Equity Fund

JNL/DFA U.S. Core Equity Fund

JNL/DoubleLine® Emerging Markets Fixed Income Fund

JNL/DoubleLine® Shiller Enhanced CAPE® Fund

JNL/Franklin Templeton Growth Allocation Fund

JNL/Harris Oakmark Global Equity Fund

JNL/JPMorgan Global Allocation Fund

JNL/Oppenheimer Emerging Markets Innovator Fund

JNL/Vanguard U.S. Stock Market Index Fund

JNL/Vanguard International Stock Market Index Fund

JNL/Vanguard Global Bond Market Index Fund

JNL/WMC Government Money Market Fund

If you have any questions concerning this filing, please contact me at (312) 730-9730.

Very truly yours,

/s/ Emily J. Bennett

Emily J. Bennett
Assistant Secretary

enc.